Operating Segments Information - Summary of Revenue from Major Products and Services (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of products and services [line items]
Operating revenue	$ 670,872,643	$ 21,831,196	$ 569,997,133	$ 476,978,710
Packaging service [member]
Disclosure of products and services [line items]
Operating revenue	303,947,502	9,890,905	272,543,899	218,666,071
Testing service [member]
Disclosure of products and services [line items]
Operating revenue	55,960,182	1,821,028	49,978,736	47,271,074
EMS
Disclosure of products and services [line items]
Operating revenue	301,966,818	9,826,450	239,488,267	204,690,669
Other products and services [member]
Disclosure of products and services [line items]
Operating revenue	$ 8,998,141	$ 292,813	$ 7,986,231	$ 6,350,896